Property, Plant and Equipment - Additional Information (Detail) - Carrying amount [member] - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	₽ 240	₽ 297
Property Plant And Equipment Held Under Sale And Lease back Arrangement	₽ 1,782	₽ 1,844